Presentation of Financial Statements and Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Research and development expense recognized	R$ 61,589	R$ 63,085	R$ 55,836
Cumulative translation adjustments	102,427	65,857	53,061	R$ 7,519
Gains and losses from changes in foreign investments	R$ 2,444	R$ 4,090	R$ 7,368
Nominal discount rate	4.81%	11.04%